Investment Securities (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due within one year	$ 8,051,000
Due from one to five years	11,759,000
Due from five to ten years	127,903,000
Due after ten years	40,307,000
Mortgage-backed securities	218,402,000
Total	406,422,000	$ 238,236,000
Estimated Fair Value
Due within one year	8,081,000
Due from one to five years	12,274,000
Due from five to ten years	129,832,000
Due after ten years	39,210,000
Mortgage-backed securities	217,152,000
Total	$ 406,549,000